Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 24,564
Ending balance	24,116
Cost or valuation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,441)
Revision to estimated value	(448)
Ending balance	£ (8,889)